CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED INCOME STATEMENT
Revenue	$ 692,610	$ 635,366	$ 656,991
Port expenses, bunkers and commissions	(267,739)	(283,018)	(259,888)
Charter hire		(2,506)	(8,517)
Operating expenses	(172,983)	(180,443)	(188,374)
Profit from sale of vessels	1,180	752	2,762
Administrative expenses	(47,724)	(47,826)	(45,007)
Other operating expenses	(2,911)	(1,963)	(418)
Share of profit/(loss) from joint ventures	(422)	189	3
Impairment losses and reversal of impairment on tangible assets	114,004	(3,249)	(3,572)
Depreciation	(110,124)	(114,480)	(114,451)
Operating profit/(loss) (EBIT)	205,891	2,822	39,529
Financial income	2,796	3,302	4,255
Financial expenses	(41,881)	(39,345)	(40,601)
Profit/(loss) before tax	166,806	(33,221)	3,184
Tax	(784)	(1,558)	(777)
Net profit/(loss) for the year	$ 166,022	$ (34,779)	$ 2,407
EARNINGS PER SHARE
Basic earnings/(loss) per share (USD) (in dollars per share)	$ 2.24	$ (0.48)	$ 0.04
Diluted earnings/(loss) per share (USD) (in dollars per share)	$ 2.24	$ (0.48)	$ 0.04